OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2018
OTHER CURRENT ASSETS
OTHER CURRENT ASSETS

15.    OTHER CURRENT ASSETS

	December 31,	December 31,
	2017	2018
Financial assets
— Deposits paid to suppliers	756,748	317,946
— Dividends receivable	267,331	47,167
— Receivables from other revenue	575,650	693,039
— Entrusted loans and loans receivable from third parties	1,615,429	1,645,205
— Entrusted loans and loans receivable from related parties	2,459,883	1,297,892
— Receivables from disposal of Guizhou Branch's aluminum properties	1,320,488	1,881,513
— Interest receivables	144,473	40,936
— Recoverable reimbursement for freight charges	13,944	185,866
— Other financial assets	1,006,723	530,029
	8,160,669	6,639,593

Less: provision for impairment	(1,673,122)	(1,764,068)
	6,487,547	4,875,525

Receivable of governments grants	—	58,455
Receivable of value-added tax refund	1,063	—
Advances to employees	46,890	23,744
Deductible input value added tax receivables	2,411,495	2,187,202
Prepaid income tax	64,557	162,103
Prepayments to related parties for purchases	62,724	586,312
Prepayments to suppliers for purchases and others	890,958	963,870
Others	113,146	169,881
	3,590,833	4,151,567

Less: provision for impairment	(4,155)	(4,139)
	3,586,678	4,147,428

Total other current assets	10,074,225	9,022,953

As at December 31, 2018, except for an amount included in other receivables amounting to RMB48 million and RMB0.10 million, which were denominated in USD  and HKD, respectively (December 31, 2017: other receivables amounting to RMB161 million denominated in USD), amounts in other current assets were denominated in RMB.

As at December 31, 2018, except for entrusted loans and loans receivable (December 31, 2017: except for entrusted loans and loans receivable) which were interest-bearing assets, all amounts in other current assets were non-interest-bearing (December 31, 2017: all non-interest-bearing).

As at December 31, 2018, the ageing analysis of financial assets included in other current assets was as follows:

	December 31,	December 31,
	2017	2018
Within 1 year	2,582,172	1,114,811
Between 1 and 2 years	1,016,290	1,653,822
Between 2 and 3 years	1,689,050	449,003
Over 3 years	2,873,157	3,421,957
	8,160,669	6,639,593
Less: provision for impairment	(1,673,122)	(1,764,068)

	6,487,547	4,875,525

Movements in the provision for impairment of other current assets are as follows:

	2017	2018
As at January 1	1,672,316	1,677,277
Effect of adoption of IFRS 9	—	38,502
At beginning of year	1,672,316	1,715,779

Impairment loss	29,483	65,494
Write off	(10,926)	(6,117)
Reversal	(9,531)	(1,731)
Others	(4,065)	(5,218)

As at December 31	1,677,277	1,768,207

Impairment under IFRS 9 for the year ended December 31, 2018

Financial assets included in other current assets at amortized cost are subject to impairment under the general approach and they are classified within the following stages for measurement of ECLs.

As at December 31, 2018	Gross carrying amount	Expected credit losses
Stage 1 – 12 months expected credit loss	1,098,455	—
Stage 2 – life time expected credit loss	3,744,612	88,974
Stage 3 – life time expected credit loss with credit-impaired	1,796,526	1,675,094
	6,639,593	1,764,068

Impairment under IAS 39 for the year ended December 31, 2017

As at December 31, 2017, the ageing analysis of financial assets that are not impaired and included in other current assets was as follows:

December 31,
2017
Past due for 1 year	1,214,515
Past due for 1 to 2 years	364,953
Past due for over 2 years	1,073,261
2,652,729

Not past due	3,695,813

6,348,542

The credit quality of other current assets that are neither past due nor impaired is assessed by reference to the counterparties’ default history. As at December 31, 2017, there was no history of default of these customers.

The credit quality of other current assets that were not impaired is assessed by reference to the counterparties’ default history. Based on past experience, the directors of the Company are of the opinion that no provision for impairment is necessary in respect of these balances as there has not been a significant change in credit quality and the balances are still considered recoverable.

Included in the Group’s financial assets that are past due but not impaired are amounts due from the Group’s related parties of RMB1,545 million on December 31, 2017.